Selected Unaudited Quarterly Financial Data - Schedule of Selected Unaudited Quarterly Financial Data (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Unaudited Quarterly Financial Data [Abstract]
Revenues		$ 21,723	$ 20,007	$ 22,006	$ 24,338	$ 44,657		$ 5,672	$ 63,736	$ 74,667	$ 37,922
Operating loss	(10,718)	(10,401)	(11,924)	(10,484)	(16,888)	(10,861)	(3,496)	(879)	(43,527)	(32,124)	(20,663)
Net loss attributable to CAMAC Energy Inc.	$ (10,690)	$ (10,417)	$ (11,930)	$ (10,488)	$ (17,379)	$ (6,879)	$ (3,975)	$ (1,296)	$ (43,525)	$ (29,529)	$ (24,913)
Basic	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.01)	$ (0.01)	$ 0.00
Diluted	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.01)	$ (0.01)	$ 0.00